Note 13 - Condensed Consolidating Financial Statements (Details) - Condensed Consolidating Statements of Operations (USD $)	1 Months Ended	3 Months Ended
	Jan. 21, 2014	Mar. 31, 2015	Mar. 31, 2014
Condensed Income Statements, Captions [Line Items]
Revenues		$ 94,066,000	$ 97,523,000
Costs of services		83,517,000	86,103,000
Gross margin		10,549,000	11,420,000
Operating costs and expense:
General and administrative		5,262,000	4,954,000
Depreciation, amortization and accretion		1,258,000	1,561,000
Operating income		4,029,000	4,905,000
Other income (expense):
Equity earnings in subsidiaries		0	0
Interest expense, net		(1,007,000)	(785,000)
Offering costs	(400,000)	0	(446,000)
Other, net		8,000	(12,000)
Net income before income tax expense		3,030,000	3,662,000
Income tax expense		204,000	145,000
Net income		2,826,000	3,517,000
Net income attributable to non-controlling interests		167,000	773,000
Net income attributable to controlling interests		2,659,000	2,744,000
Reportable Legal Entities [Member] | Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Revenues		0	0
Costs of services		0	0
Gross margin		0	0
Operating costs and expense:
General and administrative		104,000	0
Depreciation, amortization and accretion		0	0
Operating income		(104,000)	0
Other income (expense):
Equity earnings in subsidiaries		3,091,000	3,898,000
Interest expense, net		(258,000)	(179,000)
Offering costs			(446,000)
Other, net		0	0
Net income before income tax expense		2,729,000	3,273,000
Income tax expense		0	0
Net income		2,729,000	3,273,000
Net income attributable to non-controlling interests		143,000	640,000
Net income attributable to controlling interests		2,586,000	2,633,000
Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenues		84,746,000	88,756,000
Costs of services		74,938,000	78,103,000
Gross margin		9,808,000	10,653,000
Operating costs and expense:
General and administrative		4,690,000	4,565,000
Depreciation, amortization and accretion		1,213,000	1,508,000
Operating income		3,905,000	4,580,000
Other income (expense):
Interest expense, net		(674,000)	(576,000)
Offering costs			0
Other, net		6,000	(12,000)
Net income before income tax expense		3,237,000	3,992,000
Income tax expense		157,000	71,000
Net income		3,030,000	3,921,000
Net income attributable to non-controlling interests		(11,000)	23,000
Net income attributable to controlling interests		3,091,000	3,898,000
Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenues		10,567,000	8,845,000
Costs of services		9,826,000	8,078,000
Gross margin		741,000	767,000
Operating costs and expense:
General and administrative		468,000	389,000
Depreciation, amortization and accretion		45,000	53,000
Operating income		228,000	325,000
Other income (expense):
Equity earnings in subsidiaries		0	0
Interest expense, net		(75,000)	(30,000)
Offering costs			0
Other, net		2,000	0
Net income before income tax expense		155,000	295,000
Income tax expense		47,000	74,000
Net income		108,000	221,000
Net income attributable to controlling interests		108,000	221,000
Consolidation, Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Revenues		(1,247,000)	(78,000)
Costs of services		(1,247,000)	(78,000)
Gross margin		0	0
Operating costs and expense:
General and administrative		0	0
Depreciation, amortization and accretion		0	0
Operating income		0	0
Other income (expense):
Equity earnings in subsidiaries		(3,091,000)	(3,898,000)
Interest expense, net		0	0
Offering costs			0
Other, net		0	0
Net income before income tax expense		(3,091,000)	(3,898,000)
Income tax expense		0	0
Net income		(3,091,000)	(3,898,000)
Net income attributable to non-controlling interests		35,000	110,000
Net income attributable to controlling interests		$ (3,126,000)	$ (4,008,000)